Income Taxes - Schedule of Tax Effects of Temporary Differences That Give Rise To The Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 3,199,412	$ 3,072,704
Research and development credits	326,551	245,534
Share-based compensation	43,526	36,967
Gross deferred tax assets	3,569,489	3,355,205
Less: valuation allowance	(3,569,489)	(3,355,205)
Deferred tax assets, net	$ 0	$ 0